Organization and Description of Business (Details) - USD ($) $ in Thousands	Dec. 19, 2022	Mar. 31, 2023	Dec. 16, 2022	Sep. 30, 2022	Sep. 30, 2021
Business Acquisition [Line Items]
Other intangible assets			$ 0
Minimum holding period of shares	180 days
Accumulated deficit		$ 222,069		$ 197,523
Cash and cash equivalents		$ 9,703		4,756
Mariadb Corporation Ab
Business Acquisition [Line Items]
Accumulated deficit				200,320	$ 151,669
Cash and cash equivalents				$ 4,756	$ 6,907